Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company’s contractual obligations
Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$460,306	$295,403	$164,903	$-	$-
Repayment of bank loans	1,319,490	1,319,490	-	-	-
Total	$1,779,796	$1,614,893	$164,903	$-	$-